Revenue - Summary of Information About Trade Receivables, Contract Assets, and Deferred Revenue (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables from contracts with customers [abstract]
Trade receivables	$ 514	$ 474
Contract assets	334	290	$ 258
Deferred revenue	$ (1,564)	$ (1,506)	$ (1,357)